Total Management Fees Earned from the Managed Fleet, Including Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Fees from affiliated Container Investors		$ 890		$ 1,862
Fees from unaffiliated Container Investors	$ 1,698	2,993	$ 4,186	6,057
Total Management Fees
Related Party Transaction [Line Items]
Management fees	1,698	3,883	4,186	8,257
Total Management Fees | Fees from Container Investors
Related Party Transaction [Line Items]
Management fees	$ 1,698	$ 3,883	$ 4,186	7,919
Total Management Fees | Other Fees
Related Party Transaction [Line Items]
Management fees				$ 338